GENERAL (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended					6 Months Ended		12 Months Ended
	Aug. 14, 2025	Jul. 14, 2025	Feb. 23, 2025	Aug. 03, 2023	Feb. 19, 2025	Jan. 31, 2025	Apr. 19, 2024	Nov. 15, 2023	Mar. 30, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2018
Accumulated deficit										$ 100,107				$ 102,539
Net cash used in operating activities										4,014	$ 2,176
Cash, cash equivalent, and restricted cash										7,455	$ 15,420			$ 9,886	$ 3,538
Net working capital										$ 29,514
Gross proceeds of subordinated debt													$ 12,000
Amount of direct offering cost		$ 7,500	$ 1,913	$ 2,750	$ 8,237	$ 6,000	$ 2,900	$ 2,000	$ 2,400
Pre-funded warrant issued purchase of ordinary shares				128,715			262,114	183,596	51,631
Number of warrants to purchase ordinary shares		732,683	212,500	33,050	931,099	545,454	143,695	54,050	24,250
Concurrent private placement of warrant to purchase ordinary shares				161,765	698,324		405,808	475,291	75,881
Concurrent private placement of exercise price				$ 17	$ 13.5		$ 7.6	$ 10	$ 33.2
Exercise price of warrants			$ 9	$ 0.0002			$ 0.0002	$ 0.0002	$ 0.0002
Fortress Investment Group [Member]
Amount of secured financing																$ 20,000
Remaining available secured financing																$ 6,000
Gross proceeds of subordinated debt													12,000
Number of ordinary shares issued	225,000
Proceeds from promissory notes													$ 1,600
Proceeds from accredited investors												$ 5,848
Proceeds from issuance of senior long-term debt	$ 2,591